Summary of Significant Accounting Policies, Accounting Standards Issued and Not Yet Implemented (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASU 2017-07 [Member]
Summary of Significant Accounting Policies [Line Items]
New accounting pronouncement or change in accounting principle, effect of change on operating income	$ 11	$ 1	$ 27
New Accounting pronouncement or change in accounting principle, effect of change on interest and other income, net	(11)	$ (1)	$ (27)
Accounting Standards Update 2014-09 [Member]
Summary of Significant Accounting Policies [Line Items]
Reclassification from inventory to other cost	$ 50
New accounting pronouncement or change in accounting principle effect of change on current assets, percentage	(2.00%)
New accounting pronouncement or change in accounting principle effect of change on current liabilities, percentage	(2.00%)
Accounting Standards Update 2014-09 [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
New accounting pronouncement or change in accounting principle, cumulative effect of change on shareholders equity	$ 10
New accounting pronouncement or change in accounting principle, effect of change on net sales	350
Accounting Standards Update 2014-09 [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
New accounting pronouncement or change in accounting principle, cumulative effect of change on shareholders equity	20
New accounting pronouncement or change in accounting principle, effect of change on net sales	$ 400